Provisions - Restructuring and other provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions
At beginning of year	$ 77	$ 121
Provided	50	106
Released	(8)	(19)
Paid	(16)	(110)
Disposal of Food & Specialty		(20)
Exchange	2	(1)
At end of year	105	77
Provision for non-current cash bonus incentive programs	17
Restructuring
Provisions
At beginning of year	5	20
Provided	1	16
Released	(1)	(1)
Paid	(1)	(21)
Disposal of Food & Specialty		(9)
At end of year	4	5
Other provisions
Provisions
At beginning of year	72	101
Provided	49	90
Released	(7)	(18)
Paid	(15)	(89)
Disposal of Food & Specialty		(11)
Exchange	2	(1)
At end of year	$ 101	$ 72